Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 16, 2011
Property, Plant and Equipment [Line Items]
Cost, beginning balance	$ 695.8	$ 657.5
Cost, additions	28.8	40.8
Cost, impairment	(44.4)
Cost, disposals	(534.1)	(2.5)
Cost, ending balance	146.1	695.8
Accumulated depreciation and impairment, beginning balance	(408.3)	(364.7)
Accumulated depreciation and impairment, charged in year	(19.9)	(34.9)
Accumulated depreciation and impairment, impairment	34.4	(11.0)
Accumulated depreciation and impairment, disposal	330.9	2.3
Accumulated depreciation and impairment, ending balance	(62.9)	(408.3)
Net book value	83.2	287.5
Land & Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	375.9	353.0
Cost, additions	19.4	24.3
Cost, impairment	(29.8)
Cost, disposals	(283.3)	(1.4)
Cost, ending balance	82.2	375.9
Accumulated depreciation and impairment, beginning balance	(167.2)	(143.1)
Accumulated depreciation and impairment, charged in year	(8.6)	(13.4)
Accumulated depreciation and impairment, impairment	21.5	(10.7)
Accumulated depreciation and impairment, disposal	132.6
Accumulated depreciation and impairment, ending balance	(21.7)	(167.2)
Net book value	60.5	208.7	150.7
Plant & Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	319.9	304.5
Cost, additions	9.4	16.5
Cost, impairment	(14.6)
Cost, disposals	(250.8)	(1.1)
Cost, ending balance	63.9	319.9
Accumulated depreciation and impairment, beginning balance	(241.1)	(221.6)
Accumulated depreciation and impairment, charged in year	(11.3)	(21.5)
Accumulated depreciation and impairment, impairment	12.9	(0.3)
Accumulated depreciation and impairment, disposal	198.3	2.3
Accumulated depreciation and impairment, ending balance	(41.2)	(241.1)
Net book value	$ 22.7	$ 78.8	$ 51.3